Note 2 - Summary of Significant Accounting Policies - Customers and Accounts Receivable (Q3) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Percentage of revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Variance
Department of Defense [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	100.00%	90.00%	81.20%	60.20%	64.50%	46.30%
Variance	10.00%		21.00%		10.90%
Incuron [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	0.00%	10.00%	18.80%	39.80%	35.50%	53.70%
Variance	(10.00%)		21.00%		(10.90%)